Financial risk management (Tables)	9 Months Ended
Sep. 30, 2025
Financial risk management
Schedule of contractual maturities of financial liabilities
	September 30, 2025
		Less than			Over 5
	Total	1 year	2-3 years	4-5 years	years

Trade and other payables	$30,718	$30,718	$-	$-	$-
Pre-payment facility	2,550	2,550	-	-	-
Credit facility	9,400	7,200	2,200	-	-
Interest on credit facility	578	553	25	-	-
Term loan facility	53,191	1,596	15,691	35,904	-
Interest and fees on term loan facility	20,037	5,527	9,780	4,730	-
Royalty payable	3,062	3,062	-	-	-
Metals contract liability	44,618	20,024	24,594	-	-
Silver contract liability	28,566	6,368	19,815	2,383	-
Price protection program premium	3,411	383	3,028	-	-
Projected pension contributions	7,530	1,596	2,652	2,906	376
Decommissioning provision	19,950	-	-	-	19,950
Other long-term liabilities	2,180	-	1,368	182	630
	$225,791	$79,577	$79,153	$46,105	$20,956

Schedule of total lease liabilities discounted using an incremental borrowing rate
	September 30, 2025
		Less than			Over 5
	Total	1 year	2-3 years	4-5 years	years

Trade and other payables	$1,493	$1,493	$-	$-	$-
Other long-term liabilities	1,550	-	1,368	182	-
	$3,043	$1,493	$1,368	$182	$-

Schedule of net loss or other comprehensive loss due to currency fluctuations
	Nine-month	Year
	period ended	ended
	September 30,	December 31,
	2025	2024

Lease liabilities, beginning of period	$1,655	$1,436
Additions	2,081	823
Lease principal payments	(668)	(608)
Lease interest payments	(143)	(71)
Accretion on lease liabilities	118	75
Lease liabilities, end of period	$3,043	$1,655

Schedule of net loss and comprehensive loss due to changes in the exchange rates
	As at September 30, 2025
	CAD	MXN

Cash and cash equivalents	$1,030	$668
Trade and other receivables	517	3,254
Trade and other payables	4,078	11,018

Schedule of net loss and comprehensive loss due to changes in the exchange rates
	CAD/USD	MXN/USD
	Exchange rate	Exchange rate
	+/- 10%	+/- 10%

Approximate impact on:
Net loss	$2,182	$3,378
Other comprehensive loss	196	3

Schedule of fair value hierarchy
	September 30,	December 31,
	2025	2024

Level 1
Cash and cash equivalents	$39,100	$20,002
Restricted cash	4,672	4,527

Level 2
Trade and other receivables	10,598	7,132
Derivative instruments - assets	2,861	-
Derivative instruments - liabilities	-	709
Metals contract liability	44,618	40,868
Silver contract liability	28,566	18,193

Level 3
Royalty payable	3,062	2,762

Amortized cost
Pre-payment facility	2,550	2,000
Credit facility	9,160	9,490
Term loan facility	48,019	-
Convertible debenture	-	10,849